CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Class B ordinary shares	Class A Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance at the beginning (in shares) at Dec. 31, 2019					0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net gain						$ (12,971,424)
Balance at the end at Dec. 31, 2020		$ 575	$ 442	$ 17,970,408	$ (12,971,424)	5,000,001
Balance at the end (in shares) at Dec. 31, 2020		5,750,000	4,417,280
Balance at the beginning (in shares) at Aug. 19, 2020				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net gain					(12,971,424)	(12,971,424)
Balance at the end at Dec. 31, 2020		$ 575	$ 442	$ 17,970,408	(12,971,424)	5,000,001
Balance at the end (in shares) at Dec. 31, 2020		5,750,000	4,417,280
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	[1]	$ 0	$ (87)	(8,734,582)	0	(8,734,669)
Change in value of ordinary shares subject to possible redemption(In shares)	[1]	0	(862,344)
Net gain		$ 0	$ 0	0	8,734,669	8,734,669
Balance at the end at Mar. 31, 2021		$ 575	$ 355	$ 9,235,826	$ (4,236,755)	$ 5,000,001
Balance at the end (in shares) at Mar. 31, 2021		5,750,000	3,554,936

[1]	Formation and operating costs $ 299,060Loss from operations (299,060)Other income:Change in fair value of warrant liability 9,028,000Interest earned on marketable securities held in Trust Account 5,729Net income$ 8,734,669Weighted average shares outstanding of Class A redeemable ordinary shares 23,000,000Basic and diluted net income per ordinary share, Class A$ 0.00Weighted average shares outstanding of Class B non-redeemable ordinary shares 5,750,000Basic and diluted net income per ordinary share, Class B$ 1.52